NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest Disclosure [Abstract]
Financial information of subsidiaries with material non-controlling interests
Financial information of subsidiaries that have material non-controlling interests are provided below:

	December 31, 2017		December 31, 2016
	Essakane	Rosebel	Essakane	Rosebel
Percentage of voting rights held by non-controlling interests	10%	5%	10%	5%
Accumulated non-controlling interest	$25.5	$25.9	$25.8	$21.2
Net earnings attributable to non-controlling interests	$0.6	$5.7	$6.5	$1.1
Dividends paid to non-controlling interests[1]	$1.0	$1.0	$—	$—

1	For the year ended December 31, 2017, dividends paid to other non-controlling interests amounted to $1.1 million (December 31, 2016 – $1.5 million).
Selected summarized information relating to these subsidiaries are provided below, before any intercompany eliminations:

	December 31, 2017		December 31, 2016
	Essakane	Rosebel	Essakane	Rosebel
Current assets	$220.5	$181.0	$216.3	$153.5
Non-current assets	848.4	645.4	882.9	522.0
Current liabilities	(88.1)	(72.4)	(70.7)	(57.5)
Non-current liabilities	(552.6)	(183.6)	(598.4)	(140.6)
Net assets	$428.2	$570.4	$430.1	$477.4
	Year ended		Year ended
	December 31, 2017		December 31, 2016
Revenues	$547.4	$385.6	$529.1	$369.6
Net earnings and other comprehensive income	$8.2	$113.1	$65.9	$22.8

Net cash from operating activities	$215.5	$124.5	$236.7	$140.1
Net cash used in investing activities	(85.7)	(63.1)	(115.2)	(88.3)
Net cash used in financing activities	(127.7)	(25.5)	(120.6)	(3.9)
Net increase in cash and cash equivalents	$2.1	$35.9	$0.9	$47.9